Gains/(Losses) on financial assets and liabilities at fair value through profit or loss, net (Tables)	12 Months Ended
Dec. 31, 2025
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Summary of Gains/(Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net

	2025	2024	2023
Gain (Loss) from government securities	121,633,115	203,511,150	(149,667,823)
Gain (Loss) from private securities	18,049,293	14,492,706	21,042,736
Gain (Loss) from corporate bonds	4,265	1,989,908	3,935,954
Interest rate swaps	(188,203)	1,355,571	(509,265)
Gain (Loss) from foreign currency forward transactions	(14,328,887)	(19,586,349)	67,416,100
Gain (Loss) from put options	—	(902,112)	(1,495,859)
Others	222,028	3,783	490
TOTAL	125,391,611	200,864,657	(59,277,667)